Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Net operating loss carryforwards	$ 105,249	$ 3,658
Lease liabilities	781,797	157,014
Total deferred tax assets	887,046	160,672
Less: valuation allowance
Deferred tax assets, net	887,046	160,672
Deferred tax liabilities:
ROU assets	(777,220)	(62,806)
Total deferred tax liabilities	(777,220)	(62,806)
Total, net	$ 109,826	$ 97,866